PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.2%
Asset-Backed Securities 0.2%
Collateralized Loan Obligations
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	4.905%(c)	10/20/31	2,568	$2,568,854
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	04/20/33	12,032	12,036,648
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.735(c)	01/20/35	20,000	20,005,248
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.967(c)	10/26/31	7,950	7,954,485

Total Asset-Backed Securities (cost $42,550,338)				42,565,235
Commercial Mortgage-Backed Securities 0.2%
BX Trust, Series 2019-OC11, Class E, 144A	3.944(cc)	12/09/41	37,328	34,547,400
SLG Office Trust, Series 2026-OMA, Class E, 144A	6.956(cc)	04/15/41	21,500	21,638,284

Total Commercial Mortgage-Backed Securities (cost $55,662,261)				56,185,684
Corporate Bonds 78.7%
Advertising 0.4%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	22,300	22,390,358
Gtd. Notes, 144A	7.750	04/15/28	7,075	7,096,212
Sr. Sec’d. Notes, 144A(a)	7.125	02/15/31	10,550	10,906,991
Sr. Sec’d. Notes, 144A	7.500	03/15/33	8,588	9,009,445
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	33,980	34,750,862
Sr. Sec’d. Notes, 144A	9.500	02/15/33	12,265	12,557,212
				96,711,080
Aerospace & Defense 1.1%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,061,443
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35	12,730	12,828,021
Sr. Unsec’d. Notes, 144A(a)	6.750	06/15/33	25,440	26,465,232
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,314,785
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,654,425
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	17,520	19,299,375
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	29,689	31,458,464
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	10,830	10,678,069
Gtd. Notes, 144A	6.125	07/31/34	8,260	8,221,218
Gtd. Notes, 144A	6.375	05/31/33	43,065	43,509,986
Sr. Sec’d. Notes, 144A	6.000	01/15/33	13,660	13,816,323
Sr. Sec’d. Notes, 144A	6.375	03/01/29	34,125	34,803,202
Sr. Sec’d. Notes, 144A	6.625	03/01/32	4,200	4,322,586
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,129,869
				251,562,998
Airlines 1.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	17,195	17,441,776

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750%	04/20/29	52,195	$52,064,513
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	24,905	24,676,226
Gtd. Notes(a)	5.375	03/01/31	15,925	15,768,912

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	19,619,688
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	25,285	23,546,656
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	20,835	20,314,125
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	50,264	50,012,680
				223,444,576
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	19,960	19,083,115
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	75,214	71,012,224
				90,095,339
Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,389,482
Sr. Unsec’d. Notes	4.750	01/15/43	10,512	8,371,098
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	25,735,170
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	21,212	21,134,752
Sr. Unsec’d. Notes	5.800	03/08/29	12,500	12,679,214
Sr. Unsec’d. Notes	5.875	11/07/29	5,125	5,205,776
Sr. Unsec’d. Notes(a)	6.800	05/12/28	3,853	3,972,007

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	13,434	13,813,760
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	11,500	12,323,745
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	5.625	09/29/28	18,230	18,183,617
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	17,180	16,973,083
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	10,111	9,971,974
Sr. Unsec’d. Notes, 144A(a)	7.500	07/17/30	25,024	25,899,840
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	35,430	37,103,979

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	44,041	39,260,493
				254,017,990
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,572,753
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A(a)	7.750	10/15/33	23,140	23,203,387
Sr. Sec’d. Notes, 144A(a)	6.375	10/15/32	16,859	16,926,915
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	18,490	18,932,281
Sr. Sec’d. Notes, 144A(a)	6.750	05/15/28	2,473	2,513,285
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	8,485	8,768,399
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A(a)	6.125	04/15/31	13,210	13,181,103
Gtd. Notes, 144A(a)	6.375	04/15/34	24,195	24,164,756

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750%	05/31/32	17,930	$18,786,419
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	781	801,949
Sr. Sec’d. Notes, 144A	6.750	04/15/29	14,240	14,647,067
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	4,630	4,724,866
Sr. Sec’d. Notes, 144A	5.750	08/15/32	5,880	5,925,761

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,943	33,126,528
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	27,307	27,290,273
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	7.500	03/24/31	9,635	9,731,350
				235,297,092
Banks 0.7%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	18,493	18,752,197
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	5,125	5,289,192
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	2,615	2,651,093
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	14,040,640
Jr. Sub. Notes, Series FF(a)	6.950(ff)	02/15/30(oo)	6,710	6,829,571
Jr. Sub. Notes, Series GG(a)	6.875(ff)	08/15/30(oo)	22,742	23,178,901
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	30,039	30,116,153
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	31,500	34,043,019

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series Z	6.850(ff)	02/10/30(oo)	11,305	11,637,164
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	15,000	14,145,660
JPMorgan Chase & Co., Jr. Sub. Notes, Series PP	6.100(ff)	07/01/31(oo)	1,077	1,083,512
Wells Fargo & Co., Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	6,250	6,290,764
				168,057,866
Biotechnology 0.1%
BioMarin Pharmaceutical, Inc., Gtd. Notes, 144A	5.500	02/15/34	12,945	12,790,365
Building Materials 1.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	5,785	5,644,997
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	21,845	13,366,899
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	35,507	6,034,412
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	7,465	7,023,280
Griffon Corp., Gtd. Notes	5.750	03/01/28	15,195	15,194,058
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	2,597	2,124,492
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	6,417	6,314,376

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500%	02/01/30	10,915	$10,198,991
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	44,160	44,970,518
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33	7,051	7,157,046
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	13,829	13,868,048
Sr. Sec’d. Notes, 144A	8.875	11/15/31	18,910	19,938,953
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	8,858	8,864,372
Sr. Unsec’d. Notes, 144A(a)	6.500	08/15/32	13,375	13,559,792
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	8,719	7,936,534
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	43,376	41,331,421
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	13,783	13,718,320
				237,246,509
Chemicals 2.0%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	03/01/33	66,755	64,477,553
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	36,163,352
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31	5,380	4,914,627

Chemours Co. (The), Gtd. Notes, 144A(a)	7.875	03/15/34	17,380	17,623,172
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	25,138	21,367,063
Methanex US Operations, Inc., Gtd. Notes, 144A(a)	6.250	03/15/32	11,258	11,595,932
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	24,139	23,565,699
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	24,043	25,362,239
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	8,280	8,713,458
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	53,669	52,263,292
Sr. Sec’d. Notes, 144A(a)	6.750	08/01/32	34,906	34,109,946
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	34,465	34,990,032
Sr. Sec’d. Notes, 144A(a)	7.250	02/15/33	25,588	25,265,247
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	41,868	41,039,799

Perimeter Holdings LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/34	18,385	18,265,138
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	23,618,685
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	09/30/33	10,020	9,901,217
				453,236,451
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	29,207	26,430,291
Commercial Services 3.8%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	67,254	70,307,779
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	29,090	29,743,750
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	14,777	14,638,324

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625%	06/01/28	49,280	$48,476,243
Sr. Sec’d. Notes, 144A	4.625	06/01/28	37,929	37,308,861
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	38,902	37,535,803
Gtd. Notes, 144A(a)	6.500	01/15/31	3,570	3,586,425
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	28,533,900
Gtd. Notes, 144A(a)	5.375	03/01/29	475	465,572
Gtd. Notes, 144A(a)	5.750	07/15/27	6,391	6,391,684
Gtd. Notes, 144A	5.750	07/15/27	537	536,591
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	38,802	38,946,946
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	11,620	11,623,554

Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	725,834
CompoSecure Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.625	02/01/33	11,370	11,036,905
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	25,422	26,140,665
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.750	03/15/31	15,450	15,450,251
Gtd. Notes, 144A(a)	6.000	03/15/34	15,385	15,283,866
Gtd. Notes, 144A(a)	6.625	06/15/29	25,160	25,787,129
Gtd. Notes, 144A	7.000	06/15/30	33,213	34,521,124
Gtd. Notes, 144A(a)	7.250	06/15/33	16,100	16,795,208

Hertz Corp. (The), Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	5,987,615
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	69,313	69,301,083
NESCO Holdings II, Inc., Sec’d. Notes, 144A(a)	5.500	04/15/29	27,766	27,666,170
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	24,185	22,471,744
Sr. Unsec’d. Notes	5.750	10/15/32	850	856,774

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A(a)	6.750	08/15/32	36,380	36,386,686
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	24,383	22,563,983
Gtd. Notes	3.875	02/15/31	23,880	22,577,511
Gtd. Notes	4.000	07/15/30	2,906	2,783,768
Gtd. Notes	4.875	01/15/28	53,339	53,382,092
Gtd. Notes, 144A	5.375	11/15/33	19,685	19,438,660
Sec’d. Notes	3.875	11/15/27	5,900	5,839,867

Valvoline, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	9,560	8,728,155
Veritiv Operating Co., Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	30,388	31,180,413
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	20,896	21,475,350
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	5,030	5,003,347
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	3,575	3,659,387
Sr. Sec’d. Notes, 144A	6.625	04/15/30	6,309	6,491,377
				839,630,396

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.8%
Crowdstrike Holdings, Inc., Gtd. Notes(a)	3.000%	02/15/29	20,701	$19,712,423
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	34,420	34,799,706
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	76,676	65,577,578
NCR Atleos Corp., Sr. Sec’d. Notes, 144A(a)	9.500	04/01/29	13,880	14,840,336
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,360,864
Gtd. Notes, 144A	5.125	04/15/29	18,659	18,259,990

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	10,330	10,477,409
				181,028,306
Cosmetics/Personal Care 0.0%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,395	10,161,245
Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	16,200	16,002,252
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	24,762	25,787,221
				41,789,473
Diversified Financial Services 5.2%
Azorra Finance Ltd.,
Gtd. Notes, 144A	6.250	02/15/34	19,442	18,810,135
Gtd. Notes, 144A	7.250	01/15/31	14,672	14,971,602
Gtd. Notes, 144A	7.750	04/15/30	28,030	28,976,013

Bread Financial Holdings, Inc., Gtd. Notes, 144A(a)	6.750	05/15/31	7,330	7,501,409
Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	4,730	4,734,657
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	21,115	21,315,213
Sr. Sec’d. Notes, 144A	6.625	06/01/32	16,370	16,367,736
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	16,410	17,454,324

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	15,489	15,914,142
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	56,553	54,738,520
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	6,315	6,540,528
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	19,777	20,596,464
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000	02/15/27	32,047	32,298,249
Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/30	8,244	8,264,610
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	30,020	31,128,639
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	7,395	6,621,039
Gtd. Notes, 144A	6.875	02/15/31	6,127	5,418,566
Gtd. Notes, 144A	9.250	12/01/28	935	914,187
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	18,242	16,372,195
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	6,230	5,843,055
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	10/15/31	12,417	12,239,472
Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28	17,850	17,262,481

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28	6,949	$6,042,243
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5,885	6,069,956
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,425,220
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875	03/15/28	48,625	47,628,319
Sr. Unsec’d. Notes	5.000	03/15/27	46,200	45,987,551
Sr. Unsec’d. Notes(a)	5.500	03/15/29	1,690	1,623,102
Sr. Unsec’d. Notes	6.750	06/15/26	13,172	13,167,273

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	7,190	7,401,314
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	13,375	13,259,496
Gtd. Notes	3.875	09/15/28	31,287	30,264,590
Gtd. Notes(a)	4.000	09/15/30	14,687	13,545,080
Gtd. Notes	5.375	11/15/29	29,270	28,580,130
Gtd. Notes	6.125	05/15/30	13,192	13,135,880
Gtd. Notes(a)	6.500	03/15/33	2,635	2,572,876
Gtd. Notes(a)	6.625	01/15/28	3,159	3,210,749
Gtd. Notes(a)	6.625	05/15/29	31,150	31,672,348
Gtd. Notes	6.750	03/15/32	36,762	36,542,995
Gtd. Notes(a)	6.750	09/15/33	19,869	19,451,130
Gtd. Notes(a)	7.125	09/15/32	7,165	7,224,495

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	8,125	8,063,357
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50,731	48,434,895
Gtd. Notes, 144A	5.750	09/15/31	15,799	14,905,748
Gtd. Notes, 144A	6.750	02/15/34	16,900	16,164,115
Gtd. Notes, 144A	6.875	05/15/32	53,766	52,708,628
Gtd. Notes, 144A	7.125	11/15/30	14,075	14,210,138
Gtd. Notes, 144A	7.875	12/15/29	7,000	7,275,195

PHH Escrow Issuer LLC/PHH Corp., Gtd. Notes, 144A	9.875	11/01/29	5,074	4,980,626
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	3,486	3,281,341
Gtd. Notes, 144A	8.375	02/01/28	12,170	12,376,658
Gtd. Notes, 144A(a)	8.875	01/31/30	2,200	2,260,910
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	80,517	81,757,173
Gtd. Notes, 144A	6.500	08/01/29	10,922	11,172,989
Gtd. Notes, 144A(a)	7.125	02/01/32	6,000	6,213,069
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	40,034	39,741,402
Gtd. Notes, 144A(a)	3.625	03/01/29	19,346	18,600,491
Gtd. Notes, 144A	3.875	03/01/31	80,288	74,655,010
Gtd. Notes, 144A(a)	4.000	10/15/33	24,695	22,164,714
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250	03/15/31	6,261	5,750,754
Gtd. Notes, 144A	6.625	02/01/30	12,120	11,494,264
				1,163,299,460
Electric 3.9%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	43,590	43,380,027
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	61,781	61,853,924

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28	8,950	8,614,643

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28	37,022	$37,053,087
Gtd. Notes, 144A	3.375	02/15/29	47,670	45,477,475
Gtd. Notes, 144A	3.625	02/15/31	29,303	27,176,865
Gtd. Notes, 144A	3.875	02/15/32	22,878	21,031,840
Gtd. Notes, 144A	5.250	06/15/29	21,626	21,539,475
Gtd. Notes, 144A	5.750	07/15/29	9,748	9,753,455
Gtd. Notes, 144A	5.875	05/15/34	11,340	11,264,318
Gtd. Notes, 144A	6.125	05/15/36	15,840	15,803,644
Gtd. Notes, 144A(a)	6.250	11/01/34	1,300	1,311,022
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	61,230	66,622,387
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	21,123	20,892,343
Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/36	16,900	16,787,816
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	14,418	14,682,428
Sr. Sec’d. Notes	5.000	07/01/28	22,839	22,705,664
Talen Energy Supply LLC,
Gtd. Notes, 144A	6.250	02/01/34	7,557	7,528,197
Gtd. Notes, 144A	6.375	05/01/33	47,407	47,245,360
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	73,878	74,269,431
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	54,669	55,022,861
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	28,632	30,793,497
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	33,316	32,687,015
Gtd. Notes, 144A	5.000	07/31/27	122,462	122,436,957
Gtd. Notes, 144A	7.750	10/15/31	4,950	5,189,978

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	46,485	48,394,752
				869,518,461
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	8,072	7,789,748
Gtd. Notes, 144A	4.750	06/15/28	1,425	1,407,499
Gtd. Notes, 144A(a)	6.000	09/15/33	56,687	54,000,102
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	7,105	7,048,441
Gtd. Notes, 144A(a)	5.500	04/15/34	5,400	5,359,999
Gtd. Notes, 144A	6.375	03/15/29	10,720	10,971,250
Gtd. Notes, 144A	6.375	03/15/33	8,060	8,276,626
Gtd. Notes, 144A	6.625	03/15/32	11,180	11,534,502
Gtd. Notes, 144A(a)	7.250	06/15/28	10,377	10,394,237
				116,782,404
Electronics 0.1%
Coherent Corp., Gtd. Notes, 144A	5.000	12/15/29	6,090	6,032,219
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29	9,150	8,902,401
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31	8,175	7,663,724
				22,598,344
Engineering & Construction 0.4%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	6,839	6,842,121

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.500%	02/01/32	7,540	$7,763,600
Granite Construction, Inc., Gtd. Notes, 144A	6.375	06/15/34	7,800	7,955,862
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	13,983	13,864,441
Gtd. Notes, 144A(a)	4.125	02/15/32	7,350	7,401,188
Gtd. Notes, 144A	5.625	01/31/34	28,583	28,880,539

Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	01/15/34	26,165	25,868,443
				98,576,194
Entertainment 2.7%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	01/15/33	18,610	18,049,281
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	105,987	102,144,971
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	2,369	2,311,442
Sr. Sec’d. Notes, 144A	7.000	02/15/30	65,775	66,540,409

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	10,637	10,628,335
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	10,081	9,899,631
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	16,215,920

Light & Wonder International, Inc., Gtd. Notes, 144A(a)	6.250	10/01/33	15,410	15,235,715
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	56,254	54,732,173
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31	17,050	16,981,156
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	13,575	12,999,578
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	20,924	20,930,027

Pioneer Opco LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/33	10,260	10,482,181
Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	22,160	22,326,200
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	37,015	37,553,603
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	28,660	24,883,739
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	73,910	78,404,540
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	39,911	39,597,746
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,587,852
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,132,560
				595,637,059
Environmental Control 0.9%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750	10/15/33	10,655	10,718,662
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A(a)	5.500	02/01/34	8,510	8,307,888
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	21,025	20,498,113
Gtd. Notes, 144A	4.375	08/15/29	44,827	43,530,155
Gtd. Notes, 144A	4.750	06/15/29	17,715	17,449,275
Gtd. Notes, 144A(a)	6.750	01/15/31	3,435	3,547,711

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A(a)	5.875%	06/30/29		22,289	$22,302,208
Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		54,501	51,861,617
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33		16,600	17,005,772
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		6,185	6,348,470
					201,569,871
Foods 1.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		18,128	17,302,380
Gtd. Notes, 144A	5.500	03/31/31		8,060	7,933,415
Gtd. Notes, 144A	5.625	03/31/32		29,165	28,466,427
Gtd. Notes, 144A	5.750	03/31/34		17,699	17,067,682

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		81,668	79,523,733
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	13,465	15,043,115
Sr. Sec’d. Notes	8.125	05/14/30	GBP	14,002	17,357,685
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,296	2,196,522
Gtd. Notes, 144A	4.375	01/31/32		14,260	13,353,436

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		27,052	24,564,010
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		27,516	25,823,834
Gtd. Notes, 144A(a)	4.625	04/15/30		21,176	20,601,130
Gtd. Notes, 144A	6.250	10/15/34		5,615	5,564,781
Gtd. Notes, 144A	6.500	03/15/36		22,960	22,792,016
					297,590,166
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		23,900	23,148,140
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.875	06/01/31		18,460	18,861,822
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		10,985	11,810,387
					30,672,209
Healthcare-Services 4.5%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		42,195	36,743,953
Sr. Unsec’d. Notes	2.625	08/01/31		38,144	33,116,206
Sr. Unsec’d. Notes	3.000	10/15/30		27,379	24,676,297
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.750	02/15/31		5,282	4,850,085
Sr. Sec’d. Notes, 144A	5.250	05/15/30		15,600	14,707,881
Sr. Sec’d. Notes, 144A	6.000	01/15/29		22,876	22,670,405
Sr. Sec’d. Notes, 144A(a)	9.750	01/15/34		36,105	37,877,803
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31		128,289	119,310,397
Gtd. Notes, 144A	4.625	06/01/30		122,130	118,657,882
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		11,800	13,255,111

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.750%	07/15/36	25,990	$29,690,014
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	78,015	75,600,708
Sr. Sec’d. Notes, 144A(a)	7.000	05/01/34	27,840	27,171,740
Sr. Sec’d. Notes, 144A(a)	8.375	02/15/32	18,156	19,059,202
Sr. Sec’d. Notes, 144A	9.875	08/15/30	29,675	31,428,625
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	51,985	41,862,354
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	27,817	25,467,782

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	53,922	56,375,367
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	86,878	84,709,779
Sr. Sec’d. Notes	4.375	01/15/30	131,117	126,895,835
Sr. Sec’d. Notes	4.625	06/15/28	4,418	4,386,609
Sr. Sec’d. Notes, 144A	5.500	11/15/32	15,525	15,465,526
Sr. Unsec’d. Notes(a)	6.875	11/15/31	39,652	42,160,705
				1,006,140,266
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	68,081	63,962,511
Home Builders 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	31,022	29,757,163
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,813	21,641,679
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	24,485	23,978,502
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,153	43,162,178
Gtd. Notes(a)	7.250	10/15/29	76,643	77,901,332
Gtd. Notes, 144A(a)	7.500	03/15/31	16,775	16,945,419
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	74,476	68,637,082
Gtd. Notes, 144A	6.250	09/15/27	16,193	16,212,755
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	20,819,960

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	10,390	10,234,488
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	25,855	26,424,844
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,762,548
Gtd. Notes, 144A(a)	6.500	03/15/33	34,495	34,592,237
KB Home,
Gtd. Notes(a)	4.000	06/15/31	19,356	18,004,117
Gtd. Notes	4.800	11/15/29	29,269	28,679,473
Gtd. Notes	6.875	06/15/27	12,836	12,965,246
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,750,653
Gtd. Notes	4.950	02/01/28	28,261	28,244,999
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	67,135	64,295,861
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	24,470	23,338,262
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	14,140	14,271,448
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,663,078
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	36,510	36,208,688

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., (cont’d.)
Sr. Unsec’d. Notes	4.750%	04/01/29	19,834	$19,339,497

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	23,077	23,990,394
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	13,944	14,072,652
Gtd. Notes, 144A	5.750	11/15/32	8,925	8,965,270
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	21,839	21,634,354
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,598,683
Gtd. Notes	5.700	06/15/28	32,042	32,269,632
				805,362,494
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	8,770	8,255,208
Sr. Unsec’d. Notes(a)	6.500	06/15/33	65,350	59,323,179
				67,578,387
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	54,104	49,773,994
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	33,974	10,783,687
Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31	5,740	4,996,155
				65,553,836
Housewares 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	5,950	5,875,117
Sr. Unsec’d. Notes(a)	6.625	05/15/32	30,774	29,948,661
Sr. Unsec’d. Notes	7.500	04/01/46	15,750	13,729,956
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	7,195	7,517,154
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	54,618	50,832,651
Gtd. Notes(a)	4.375	02/01/32	35,525	33,049,712

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	70,744	10,910,793
				151,864,044
Insurance 1.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	9,075	8,600,127
Sr. Sec’d. Notes, 144A	7.500	11/06/30	18,849	18,830,283
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	76,889	75,857,647
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	15,634	15,432,053
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	20,213	20,449,739
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	26,091	25,174,282
Asurion LLC & Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34	66,005	64,514,701
Sr. Sec’d. Notes, 144A	8.000	12/31/32	37,544	39,138,641

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	28,272	27,922,696

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

HUB International Ltd., Sr. Unsec’d. Notes, 144A	5.625%	12/01/29	16,947	$16,747,981
Ryan Specialty LLC, Sr. Sec’d. Notes, 144A	5.875	08/01/32	10,825	10,753,560
				323,421,710
Internet 0.6%
Gen Digital, Inc.,
Gtd. Notes, 144A(a)	6.250	04/01/33	16,680	16,611,400
Gtd. Notes, 144A	6.750	09/30/27	25,600	25,737,774
Gtd. Notes, 144A(a)	7.125	09/30/30	22,500	22,934,389

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	21,187	19,947,138
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	9,420	8,774,516
Sr. Sec’d. Notes, 144A	5.000	05/01/28	13,529	12,649,186
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	12,029	11,921,761
Gtd. Notes, 144A(a)	6.875	03/15/34	8,220	8,096,100
				126,672,264
Iron/Steel 1.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	41,126	41,130,021
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	11,685	12,223,562
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	4.625	03/01/29	5,450	5,279,363
Gtd. Notes, 144A	6.750	04/15/30	29,710	29,871,672
Gtd. Notes, 144A(a)	6.875	11/01/29	19,300	19,733,289
Gtd. Notes, 144A(a)	7.000	03/15/32	15,857	16,044,474
Gtd. Notes, 144A(a)	7.375	05/01/33	9,871	10,143,551
Gtd. Notes, 144A	7.500	09/15/31	41,025	42,345,438
Gtd. Notes, 144A(a)	7.625	01/15/34	18,446	18,994,619
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	14,045	14,045,897
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/35	13,120	13,139,906
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	18,215	18,146,694
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	8,665	8,610,844
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	13,985	14,504,822
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	33,873	35,120,204
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	3,131	3,226,715
				302,561,071
Leisure Time 1.3%
A&K Travel Group Holdings Ltd. (United Kingdom), Gtd. Notes, 144A	7.500	05/15/33	14,855	15,064,902
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	26,023	26,283,230
Gtd. Notes, 144A	5.750	08/01/32	28,839	29,134,023
Sr. Sec’d. Notes, 144A	4.000	08/01/28	23,816	23,366,830

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	19,390	19,973,079
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,626	19,380,675
Sr. Unsec’d. Notes, 144A(a)	6.250	09/15/33	7,645	7,329,644
Sr. Unsec’d. Notes, 144A(a)	6.750	02/01/32	13,055	12,940,769

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	7.750%	02/15/29	34,580	$36,092,183

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	20,869	21,077,690
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,509,591
Gtd. Notes, 144A(a)	6.375	11/01/32	16,240	16,218,910

Viking Cruises Ltd., Gtd. Notes, 144A	9.125	07/15/31	13,053	13,721,966
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	25,433	25,432,364
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	14,747	14,732,269
				292,258,125
Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	42,140	40,647,097
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	36,540	33,567,385
Gtd. Notes, 144A	5.750	09/15/33	1,035	1,044,670
Gtd. Notes, 144A(a)	5.875	04/01/29	1,420	1,440,955
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	65,392	64,829,049
Gtd. Notes	5.500	04/15/27	41,825	41,922,647
Gtd. Notes(a)	6.125	09/15/29	30,760	31,198,508
Gtd. Notes(a)	6.500	04/15/32	30,795	31,357,275

Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	10,070	9,922,693
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	2,462	2,406,260
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,916,513
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	38,710	38,564,837
				311,817,889
Machinery-Construction & Mining 0.4%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A(a)	6.375	05/15/31	33,931	34,465,246
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	26,980	26,736,500
Gtd. Notes, 144A(a)	6.250	10/15/32	16,180	16,431,407

Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	3,350	3,310,294
				80,943,447
Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	9,549	10,034,610
Sr. Sec’d. Notes, 144A	7.500	01/01/30	27,175	28,177,146

Columbus McKinnon Corp., Sr. Sec’d. Notes, 144A(a)	7.125	02/01/33	7,915	8,018,529
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	8,510	8,569,507
Gtd. Notes, 144A	6.250	04/15/29	4,070	4,145,297

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	28,562	19,845,376

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125%	02/01/33	11,430	$11,205,570
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	35,900	37,572,043
				127,568,078
Media 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	21,406	21,002,286
Sr. Unsec’d. Notes(a)	4.500	05/01/32	32,380	28,413,943
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	582,016
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,277	1,207,144
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	46,761	46,302,616
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	8,596	8,592,251
Sr. Unsec’d. Notes, 144A(a)	7.000	02/01/33	16,820	16,434,908
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	9,213	5,163,561
Gtd. Notes, 144A	4.125	12/01/30	12,965	7,400,601
Gtd. Notes, 144A	5.375	02/01/28	37,821	23,964,208
Gtd. Notes, 144A	5.500	04/15/27	81,195	58,460,400
Gtd. Notes, 144A	6.500	02/01/29	3,360	1,983,880
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	27,797,125
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	3,420,247
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	9,062,815
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	41,077	13,724,304

Discovery Global Holdings, Inc., Sr. Unsec’d. Notes(a)	5.141	03/15/52	112,787	77,788,066
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	16,644	15,064,229
Gtd. Notes	7.375	07/01/28	9,535	9,257,409
Gtd. Notes	7.750	07/01/26	175,096	174,677,708

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	31,800	32,788,337
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	38,448	39,331,933
Sr. Sec’d. Notes	10.750	11/30/29	54,615	59,363,695
Gray Media, Inc.,
Gtd. Notes, 144A	4.750	10/15/30	13,175	9,946,838
Gtd. Notes, 144A	5.375	11/15/31	17,580	12,605,433
Sec’d. Notes, 144A	9.625	07/15/32	10,695	10,540,503
Sr. Sec’d. Notes, 144A(a)	7.250	08/15/33	9,335	9,257,322
Sr. Sec’d. Notes, 144A	10.500	07/15/29	4,662	4,940,879

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	43,907	40,305,956
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	1,863	1,805,518
Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33	25,235	25,438,500
Paramount Global,
Gtd. Notes	4.375	03/15/43	29,450	18,745,030
Gtd. Notes(a)	4.950	05/19/50	82,211	52,716,189

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	62,598	51,089,127
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	36,750	37,715,097
Sirius XM Radio LLC, Gtd. Notes, 144A	4.000	07/15/28	16,050	15,631,793
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	37,722	35,862,880

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.375%	08/01/32	31,415	$32,161,864

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), Sr. Sec’d. Notes, 144A	8.500	03/15/33	24,170	20,793,451
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	3,400	2,958,000
Sr. Sec’d. Notes, 144A	5.500	05/15/29	38,198	36,731,197

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	22,140	19,245,638
				1,120,274,897
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,745,151
Mining 1.9%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	11,570	12,123,081
Unsec’d. Notes, 144A	11.500	10/01/31	23,235	25,074,972

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	10,215	10,415,316
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	16,875	17,582,683
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	7,317	7,261,867
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	24,903	25,826,779

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	30,247	30,180,457
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	31,375	30,968,066
Gtd. Notes, 144A(a)	7.250	02/15/34	22,665	23,250,664
Gtd. Notes, 144A	8.000	03/01/33	28,314	29,562,647
Gtd. Notes, 144A(a)	8.625	06/01/31	27,217	28,326,365

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	52,845	53,135,647
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	3,989	3,628,191
Gtd. Notes, 144A	4.750	01/30/30	41,450	39,990,573
Gtd. Notes, 144A	6.375	08/15/33	5,975	6,032,624
Gtd. Notes, 144A	6.875	01/30/30	14,420	14,828,790

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	6,655	6,825,767
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	33,860	35,580,088
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	17,975	18,820,005
				419,414,582
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	27,807,818
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,120,630

Avient Corp., Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	6,985	7,089,897
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,264,665
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	10,885	11,140,341

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)

Trinity Industries, Inc., Gtd. Notes, 144A	7.750%	07/15/28	16,235	$16,627,750
				84,051,101
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A(a)	6.500	06/01/32	9,030	9,166,208
Oil & Gas 4.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(x)	7.500	10/01/29	24,704	25,774,262
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	14,885	15,254,838
Gtd. Notes, 144A	9.000	11/01/27	34,723	39,584,220
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,536,527
CNX Resources Corp.,
Gtd. Notes, 144A	5.875	03/01/34	7,635	7,511,905
Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,812,811
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	32,762	30,966,690
Gtd. Notes, 144A(a)	6.750	03/01/29	44,942	44,162,905
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	24,369	24,758,716
Gtd. Notes, 144A	7.625	04/01/32	24,285	24,877,351
Gtd. Notes, 144A	7.875	04/15/32	12,040	12,411,513
Gtd. Notes, 144A(a)	8.375	01/15/34	8,885	9,330,573
Gtd. Notes, 144A	9.750	10/15/30	7,200	7,671,554

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	12,920	13,585,768
Expand Energy Corp., Gtd. Notes	5.375	03/15/30	18,701	18,859,588
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	43,705	43,605,836
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	15,606	15,517,634
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,832,210
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	39,743	39,898,286
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	23,825	23,466,524
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	15,198	15,203,689
Sr. Unsec’d. Notes, 144A(a)	7.250	02/15/35	4,095	4,154,637
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	8,121	8,638,138
Matador Resources Co.,
Gtd. Notes, 144A	6.000	04/15/34	12,700	12,538,645
Gtd. Notes, 144A	6.500	04/15/32	12,345	12,502,949
Nabors Industries, Inc.,
Gtd. Notes, 144A(a)	7.625	11/15/32	17,764	18,512,552
Gtd. Notes, 144A	8.875	08/15/31	25,795	27,041,487
Gtd. Notes, 144A(a)	9.125	01/31/30	47,570	49,856,481
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	5,730	5,643,784
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	5,730	5,643,783
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	1,719	1,693,134

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	23,385	24,313,427
Par Petroleum LLC, Gtd. Notes, 144A	7.375	06/01/34	10,800	11,053,908
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	30,023	30,222,052

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Range Resources Corp., Gtd. Notes, 144A(a)	4.750%	02/15/30		1,875	$1,835,124
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29		9,240	9,470,663
Gtd. Notes, 144A	8.625	11/01/30		18,255	19,301,096
Gtd. Notes, 144A(a)	8.750	07/01/31		2,257	2,364,006
Gtd. Notes, 144A(a)	9.625	06/15/33		16,980	18,894,851
Sunoco LP,
Gtd. Notes, 144A(a)	5.625	03/15/31		8,350	8,365,167
Gtd. Notes, 144A	6.250	07/01/33		8,925	9,073,072
Gtd. Notes, 144A	7.000	05/01/29		17,975	18,544,756
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		43,010	41,978,154
Sr. Unsec’d. Notes, 144A	4.625	05/01/30		29,900	29,030,237
Sr. Unsec’d. Notes, 144A	5.875	07/15/27		1,425	1,425,772
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		7,095	7,243,199
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		24,558	24,066,427
Gtd. Notes	4.500	04/30/30		27,300	26,504,923
Gtd. Notes	5.875	03/15/28		5,781	5,790,374
Gtd. Notes, 144A	7.000	09/15/28		9,453	9,678,606
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32		6,685	7,124,285
Gtd. Notes, 144A	8.250	05/15/29		63,745	66,074,880
Gtd. Notes, 144A	8.500	05/15/31		35,400	37,347,000
Sr. Sec’d. Notes, 144A	8.750	02/15/30		17,854	18,701,541

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		14,775	15,366,000
					1,063,391,050
Oil & Gas Services 0.3%
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes, 144A(a)	6.000	02/01/34		9,400	9,381,068
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31		12,210	12,275,171
Gtd. Notes, 144A	6.500	10/01/33		7,335	7,465,682
Gtd. Notes, 144A(a)	6.750	10/01/35		5,205	5,350,763

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		12,410	12,812,645
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		10,410	11,208,570
Weatherford International Ltd., Gtd. Notes, 144A(a)	6.750	10/15/33		15,050	15,448,825
					73,942,724
Packaging & Containers 1.6%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		26,356	24,485,758
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	19,375	20,637,723
Sr. Sec’d. Notes, 144A	9.500	12/01/30		23,062	24,586,690
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A(a)	3.250	09/01/28		2,470	2,371,966
Sr. Sec’d. Notes, 144A	6.250	01/30/31		7,270	7,313,547
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		9,800	9,273,250

Ball Corp., Gtd. Notes	5.500	09/15/33		6,405	6,431,060

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750%	04/15/30	34,220	$32,876,154
Sr. Sec’d. Notes, 144A	6.750	04/15/32	29,810	28,657,813
Sr. Sec’d. Notes, 144A	6.875	01/15/30	3,265	3,213,569

Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	23,298	19,287,041
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/30	33,015	33,434,260
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	6,577	6,254,398
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33	9,315	9,594,563
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	22,250	19,850,522
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	79,253	79,872,339
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	21,844	20,981,965
				349,122,618
Pharmaceuticals 1.6%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	88,382	90,481,072
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	55,526	53,584,870
Gtd. Notes, 144A(a)	5.125	03/01/30	36,160	35,054,952
Gtd. Notes, 144A	6.125	08/01/28	27,110	27,106,438
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	17,024	14,342,720
Gtd. Notes, 144A	5.000	02/15/29	21,851	15,245,443
Gtd. Notes, 144A	5.250	01/30/30	70,921	43,544,785
Gtd. Notes, 144A	5.250	02/15/31	9,492	5,379,686
Gtd. Notes, 144A	6.250	02/15/29	6,653	4,734,674
Gtd. Notes, 144A	7.000	01/15/28	11,113	9,584,962
Sr. Sec’d. Notes, 144A	4.875	06/01/28	7,918	7,314,253
Sr. Sec’d. Notes, 144A	11.000	09/30/28	25,024	26,087,520

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	31,800	31,519,682
				363,981,057
Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	30,874,095
Gtd. Notes, 144A	5.750	01/15/28	32,178	32,170,933
Gtd. Notes, 144A	5.750	07/01/34	8,140	8,057,204
Gtd. Notes, 144A	6.625	02/01/32	1,603	1,636,853
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.000	07/15/29	8,761	9,015,994
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	765	794,693

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,766,865
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,645,592
Gtd. Notes, 144A(a)	7.125	07/01/33	9,670	9,841,722
Gtd. Notes, 144A	8.250	01/15/32	10,400	10,906,209

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	14,820	14,987,021

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A	8.125%	02/15/29	8,525	$8,861,657
Sr. Sec’d. Notes, 144A	8.375	02/15/32	11,535	12,124,539

Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	4,215	4,393,388
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	18,648,641
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	4,728	4,687,992
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	11,035	11,466,556
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	37,000	37,823,488
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	711	756,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	46,555,917
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,763,208
Gtd. Notes, 144A	6.000	09/01/31	14,603	14,611,437
Gtd. Notes, 144A	6.750	03/15/34	8,470	8,653,203
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	21,114	21,801,863
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	20,505	19,639,881
Sr. Sec’d. Notes, 144A	4.125	08/15/31	12,765	11,978,477
Sr. Sec’d. Notes, 144A	6.000	05/01/36	8,850	8,949,803
Sr. Sec’d. Notes, 144A	6.250	01/15/30	23,640	24,323,407
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	36,322	35,880,905
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	445	456,733
Sr. Sec’d. Notes, 144A	8.125	06/01/28	7,145	7,299,243
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29	62,542	68,064,443
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	37,525	40,133,141
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	43,959	45,124,798
Sr. Sec’d. Notes, 144A	6.500	01/15/34	17,110	17,895,368
Sr. Sec’d. Notes, 144A	6.500	06/15/34	27,725	28,937,140
Sr. Sec’d. Notes, 144A	6.750	01/15/36	18,070	19,163,855
Sr. Sec’d. Notes, 144A(a)	7.500	05/01/33	23,561	26,008,365
Sr. Sec’d. Notes, 144A	7.750	05/01/35	23,834	26,751,814
				733,452,643
Real Estate 1.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	13,595	13,946,905
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	419	435,050
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	40,035	38,674,502
Gtd. Notes, 144A(a)	4.375	02/01/31	35,767	33,599,815
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	18,950	18,586,352
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	21,155	20,674,993

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	54,871	54,098,277
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	16,955	17,343,506
Gtd. Notes, 144A	7.250	06/01/33	17,025	17,262,860
				214,622,260
Real Estate Investment Trusts (REITs) 2.2%
Brandywine Operating Partnership LP,
Gtd. Notes(a)	6.125	01/15/31	28,760	26,977,366
Gtd. Notes(a)	8.875	04/12/29	20,923	22,042,879

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31		22,869	$20,838,605
Sr. Sec’d. Notes, 144A	7.250	10/15/30		5,995	6,162,302
Sr. Unsec’d. Notes	4.750	02/15/28		34,754	33,964,335
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		19,295	19,391,085
Gtd. Notes, 144A	6.375	08/01/30		28,155	28,541,125
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	1,136,109
Gtd. Notes	3.500	03/15/31		64,211	46,085,929
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		8,775	9,144,904
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A(a)	7.000	02/01/30		15,125	15,480,317
Sr. Sec’d. Notes, 144A	4.875	05/15/29		13,350	13,028,367
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,400	6,402,436
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,557,562
Gtd. Notes, 144A	5.750	03/15/34		8,255	8,181,813
Gtd. Notes, 144A	6.500	04/01/32		34,420	35,281,511
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29		1,921	1,926,998
Sr. Unsec’d. Notes, 144A	8.000	07/15/30		15,026	14,916,416

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		13,545	12,993,756
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		21,362	21,334,397
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		550	548,725
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		24,494	24,415,495
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		6,135	6,186,465
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		19,125	19,575,226
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		18,945	19,375,009
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		20,795	21,580,464

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	6.000	01/15/30		6,270	6,093,301
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,947,473
Gtd. Notes, 144A	4.625	12/01/29		36,481	35,889,536
					489,999,906
Retail 3.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		91,917	87,099,630
Sr. Sec’d. Notes, 144A	3.500	02/15/29		18,703	17,978,259
Sr. Sec’d. Notes, 144A	3.875	01/15/28		3,408	3,348,360

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		14,712	13,452,463
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		26,071	27,219,785
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		94,724	98,274,038
Sr. Sec’d. Notes, 144A	9.000	06/01/31		132,395	146,294,284
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	9,120,326
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,572	2,735,759

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		40,475	39,475,553
FirstCash, Inc., Gtd. Notes, 144A	6.125	05/01/34		22,850	22,864,988

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A	3.625%	10/01/29	3,635	$3,410,159
Gtd. Notes, 144A(a)	3.875	10/01/31	50,174	45,909,210
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	25,920	15,946,533
Sr. Sec’d. Notes, 144A(a)	9.500	06/15/31	37,557	31,417,196

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	38,586	37,690,109
Lithia Motors, Inc.,
Gtd. Notes, 144A(a)	5.500	10/01/30	14,140	14,008,058
Sr. Unsec’d. Notes, 144A(a)	3.875	06/01/29	20,725	19,873,799

Murphy Oil USA, Inc., Gtd. Notes, 144A	5.875	06/01/34	19,725	19,787,832
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	29,307	28,421,981
Sr. Sec’d. Notes, 144A	8.000	03/15/31	20,915	21,175,982

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	8,780	8,949,144
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	04/01/32	14,579	14,982,890
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A(a)	5.000	06/01/31	12,532	12,019,090
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	18,275	17,681,062
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	10,092	10,058,343
				769,194,833
Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A(a)	4.375	04/15/28	13,425	13,227,416
Sr. Sec’d. Notes, 144A	4.750	04/15/29	11,250	11,175,108
				24,402,524
Software 0.9%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31	24,745	25,087,648
Gtd. Notes, 144A(a)	9.250	06/01/30	72,305	73,777,408
Gtd. Notes, 144A(a)	9.750	10/01/31	28,154	29,030,328

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	12,740	12,464,511
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33	20,345	21,200,651
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	29,950	29,951,876
				191,512,422
Telecommunications 6.1%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	30,788	23,706,760
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	07/15/32	11,345	11,063,822
Sr. Sec’d. Notes, 144A	9.500	11/01/29	17,452	17,710,172

APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A(a)	6.750	03/15/31	28,190	28,408,892
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A(a)	9.250	12/15/30	26,536	28,641,965

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A(a)	6.125%	02/15/31		25,520	$25,960,752
Cipher Compute LLC, Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		21,165	22,055,476
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		15,855	16,740,042
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		76,550	77,933,043
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A	7.750	05/15/31		26,400	27,016,200
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		8,311	831
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		14,848	15

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(a)	8.625	08/01/32		39,250	40,717,950
Flash Compute LLC, Sr. Sec’d. Notes, 144A(a)	7.250	12/31/30		11,850	12,232,553
Iliad Holding SAS (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,052,716
Sr. Sec’d. Notes, 144A	7.000	10/15/28		50,040	50,415,300
Sr. Sec’d. Notes, 144A	7.000	04/15/32		18,000	18,273,600
Sr. Sec’d. Notes, 144A	8.500	04/15/31		25,550	26,993,830
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		1,519	1,470,375
Gtd. Notes, 144A	7.500	02/15/37		18,260	18,834,550
Gtd. Notes, 144A(a)	8.500	01/15/36		80,106	86,575,892
Sr. Sec’d. Notes, 144A	6.875	06/30/33		39,825	41,035,126
Sr. Sec’d. Notes, 144A(a)	7.000	03/31/34		67,105	69,525,719

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375	06/15/29		12,000	11,738,782
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		80,375	80,797,507
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		80,255	80,345,281
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32		20,507	20,327,400
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		8,771	9,238,255
Gtd. Notes	8.750	03/15/32		33,453	39,657,675

SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		84,942	83,855,134
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		64,983	64,197,465
Gtd. Notes, 144A	8.625	06/15/32		17,570	18,432,003
Gtd. Notes, 144A	8.625	06/15/32		27,315	28,587,748
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		25,866	25,782,370

Uniti Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33		71,825	75,622,209
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	01/15/33		11,095	9,724,767
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	8.250	10/01/31		49,590	52,340,206
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		54,376	57,204,853
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%(a)	9.250	03/09/30		18,582	18,596,784
Sr. Sec’d. Notes, 144A	13.750	09/09/30		23,100	22,945,293

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%	07/15/29	11,205	$11,702,614
				1,359,461,927
Transportation 0.3%
GB AIT Buyer, Inc., Sr. Unsec’d. Notes, 144A	8.750	04/30/34	5,960	5,965,816
RXO, Inc., Gtd. Notes, 144A(a)	6.375	05/15/31	6,060	6,106,820
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	39,745	38,557,355
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	4,975,688
Gtd. Notes, 144A(a)	7.125	02/01/32	4,700	4,872,260
Sr. Sec’d. Notes, 144A	6.250	06/01/28	5,420	5,489,948
				65,967,887

Total Corporate Bonds (cost $17,744,167,984)				17,614,300,197
Floating Rate and Other Loans 5.8%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30	17,416	17,203,575
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442(c)	04/01/31	8,526	8,447,530
Auto Parts & Equipment 0.5%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	05/06/30	4,601	4,606,354
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32	27,039	27,052,645

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	70,900	34,032
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28	52,382	52,235,164
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28	17,130	17,098,823
				101,027,018
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870(c)	07/08/30	7,852	6,823,444
Cornerstone Building Brands, Inc., New Term B Loan, 3 Month SOFR + 3.250%	7.024(c)	04/12/28	6,594	3,900,096
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.870(c)	02/10/32	5,717	5,717,536
				16,441,076
Chemicals 0.4%
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	8,250	7,697,250
Cornerstone Chemical Co., Initial New Money Term Loan, 3 Month SOFR + 4.500%^	8.500(c)	05/07/29	19,028	19,028,136
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	16,146	14,914,581

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386%(c)	12/16/31		24,932	$24,191,589
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)		17,510	13,132,521
Term Loan, 3 Month SOFR + 8.000%^	13.905(c)	10/12/28(d)		32,308	646,158

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 8.000%^	14.002(c)	07/16/26(d)		17,715	13,286,444
					92,896,679
Commercial Services 0.2%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870(c)	08/20/32		22,475	22,544,514
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30		18,715	18,587,757
Second Out Term Loan, 3 Month SOFR + 4.862%	8.263(c)	12/31/30		14,502	12,161,261
					53,293,532
Computers 0.3%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32		22,636	22,579,660
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29		33,543	30,404,197
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29		14,614	14,563,652
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.162(c)	10/16/28		7,368	7,338,465
					74,885,974
Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B3 Loan, SONIA + 4.750%	8.288(c)	02/26/29	GBP	11,625	15,672,139
Distribution/Wholesale 0.1%
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	6.700(c)	06/20/31		13,422	13,377,532
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	10.700(c)	07/20/28		4,047	3,925,554
Entertainment 0.2%
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.145(c)	12/02/31		7,651	7,659,757
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33		20,100	20,134,572
Great Canadian (Canada), 2024 Refinancing Term Loan, 3 Month SOFR + 4.750%	8.437(c)	11/01/29		15,833	15,382,221
					43,176,550
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31		6,600	6,507,803
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31		8,771	8,690,071

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163%(c)	12/19/30		5,901	$5,345,952
Insurance 0.5%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620(c)	11/06/30		68,487	64,891,129
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32		3,448	3,260,563
Asurion LLC,
New B-12 Term Loan, 3 Month SOFR + 4.250%	7.913(c)	09/19/30		21,917	21,924,190
New B-4 Term Loan, 1 Month SOFR + 5.364%	9.028(c)	01/20/29		13,324	13,326,337
					103,402,219
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28		15,617	2,878,048
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	33,622	46,841,087
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		20,544	20,133,145
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.374(c)	01/30/32	EUR	36,900	42,717,359
					62,850,504
Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29		1,015	969,682
Initial Term Loan, 3 Month SOFR + 6.000%	9.667(c)	12/21/29		16,901	16,153,950
					17,123,632
Media 1.4%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.673(c)	10/31/27		54,630	41,464,426
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27		69,435	53,276,762
iHeartCommunications, Inc., Refinanced Term B Loan, 3 Month SOFR + 5.775%	9.854(c)	05/01/29		11,290	10,731,145
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.620(c)	06/26/29		1,874	1,872,178
Delayed Draw Term Loan, 1 Month SOFR + 4.000%	4.560(c)	06/26/29		1,874	1,872,178
First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29		221,204	199,809,274
					309,025,963
Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		3,960	3,973,187
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		66,993	67,215,886
					71,189,073
Oil & Gas 0.1%
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.353(c)	02/11/30		9,255	9,255,259

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers 0.1%
LABL, Inc., Term Loan, 3 Month SOFR + 2.375%	6.023%(c)	05/02/33	23,799	$20,280,313
Mauser Packaging Solutions Holding Co., Term B Loan, 1 Month SOFR + 3.500%	7.149(c)	04/15/30	5,000	4,916,650
				25,196,963
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term B-8 Loan, 1 Month SOFR + 2.500%	6.120(c)	12/19/32	7,930	7,912,758
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31	6,472	5,199,408
Software 0.1%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.985(c)	07/14/28	35,506	18,403,863
Telecommunications 0.7%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.120(c)	09/27/29	14,143	14,181,475
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31	35,688	33,953,206
Digicel International Finance Ltd. (Jamaica), Term B Loan, 1 Month SOFR + 4.500%	8.114(c)	08/06/32	26,366	26,393,216
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	8,008	8,038,030
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.193(c)	05/30/30	16,255	16,316,455
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.735(c)	10/24/29	8,669	7,802,493
Second Out Term Loan, 1 Month SOFR + 1.614%^	6.000(c)	10/24/31	33,364	22,187,377

Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	19,881	19,859,993
				148,732,245

Total Floating Rate and Other Loans (cost $1,430,110,083)				1,288,902,007
U.S. Treasury Obligations 6.0%
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	99,307,937
U.S. Treasury Notes	3.375	02/29/28	173,570	171,793,620
U.S. Treasury Notes	3.500	09/30/27	102,670	102,076,439
U.S. Treasury Notes	3.500	10/31/27	121,130	120,358,743
U.S. Treasury Notes	3.500	01/31/28	27,140	26,925,848
U.S. Treasury Notes	3.625	08/31/27	25,235	25,136,426
U.S. Treasury Notes	3.875	05/31/27	74,000	73,971,094
U.S. Treasury Notes	3.875	11/30/27	81,400	81,279,172
U.S. Treasury Notes	3.875	03/31/28	151,320	150,994,898
U.S. Treasury Notes	3.875	04/30/30	120,000	119,015,625
U.S. Treasury Notes	4.000	03/31/30	134,475	134,012,742
U.S. Treasury Notes	4.000	05/31/30	115,000	114,550,781
U.S. Treasury Notes(k)	4.250	05/15/35	122,650	121,289,352

Total U.S. Treasury Obligations (cost $1,347,199,500)				1,340,712,677

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Funds 3.3%
Fixed Income
PGIM AAA CLO ETF	4,500,000	$230,895,000
PGIM Active High Yield Bond ETF	14,375,000	503,556,250

Total Affiliated Exchange-Traded Funds (cost $741,786,437)(wa)		734,451,250
Common Stocks 2.0%
Chemicals 0.2%
Cornerstone Chemical Co.*^(x)	1,010,075	5,050,375
TPC Group, Inc.*	2,374,523	46,699,744
Venator Materials PLC*^(x)	82,538	8
		51,750,127
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*	12,270	73,620
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	5,861,700
Keycon Power Holdings LLC*^	788,740	32,022,844
		37,884,544
Gas Utilities 0.2%
Ferrellgas Partners LP*	2,012,225	49,118,412
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	2,401,128	420,197
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	179,317	16,672,895
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	23,599	1,663,729
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	846,791	59,698,765
Heritage Power LLC, Litigation Trust Interests*^(x)	617,491	308,746
LABL, Inc.*	20,800	1,994,200
LABL, Inc.*	1,316	126,172
		80,464,507
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	12,419	124
Wireless Telecommunication Services 1.0%
Digicel International Finance Ltd. (Jamaica)*	7,820,619	219,954,909
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	2,875,253	2,084,559
Xplore, Inc. (Canada), CVR*^(x)	148,949	15
		222,039,483

Total Common Stocks (cost $309,066,141)		441,751,014
Preferred Stocks 1.0%
Consumer Staples Distribution & Retail 0.3%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	5,644	55,752,926
Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	133,666	145,361,775

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	2,083	$1,767,946
LABL, Inc., Subscribed - 1145 Exempt, 12.000%, Maturing 12/31/79	7,798	6,618,553
		8,386,499
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	509,750	6,648,669

Total Preferred Stocks (cost $196,885,078)		216,149,869

	Units
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	4,490,907	45
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., expiring 05/11/33	8,000	48,000

Total Warrants (cost $64,000)		48,045

Total Long-Term Investments (cost $21,867,491,822)		21,735,065,978

	Shares
Short-Term Investments 7.4%
Affiliated Mutual Funds 7.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wa)	380,731,256	380,731,256
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $1,283,104,497; includes $1,278,707,056 of cash collateral for securities on loan)(b)(wa)	1,284,065,625	1,283,166,779

Total Affiliated Mutual Funds (cost $1,663,835,753)		1,663,898,035
Options Purchased*~ 0.0%
(cost $2,918,020)		1,363,512

Total Short-Term Investments (cost $1,666,753,773)		1,665,261,547

TOTAL INVESTMENTS 104.6% (cost $23,534,245,595)		23,400,327,525
Liabilities in excess of other assets(z) (4.6)%		(1,031,176,137)

Net Assets 100.0%		$22,369,151,388

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
HSBC—HSBC Bank PLC
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $485,531,128 and 2.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,249,622,352; cash collateral of $1,278,707,056 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A, 7.500%, 10/01/29	09/19/24-09/04/25	$25,184,563	$25,774,262	0.1%
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	11/13/19-08/15/23	77,405,057	79,523,733	0.4
Cornerstone Chemical Co.*^	12/06/23	19,191,425	5,050,375	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	20,974,553	21,367,063	0.1
Diamond Sports Group LLC*	01/02/25	6,286,674	420,197	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	45	0.0
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	1,663,729	0.0
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	11/21/23-11/01/24	21,999,820	59,698,765	0.3
Heritage Power LLC, Litigation Trust Interests*^	11/21/23	308,746	308,746	0.0
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	10/17/24-10/24/24	12,680,699	2,084,559	0.0
Venator Materials PLC*^	12/21/23	134,882,407	8	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	1,743	15	0.0
Total		$318,915,687	$195,891,497	0.9%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,328,902)^	1,347	$1,319,629	$—	$(9,273)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Unfunded loan commitments outstanding at May 31, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $2,214,836)^	2,244	$2,199,382	$—	$(15,454)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $6,000,000)^	6,000	6,019,980	19,980	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $8,672,530)	8,644	8,261,374	—	(411,156)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $3,747,467)	3,747	3,744,356	—	(3,111)
		$21,544,721	$19,980	$(438,994)
Unfunded preferred stock commitment outstanding at May 31, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $28,250,000)^	2,825	$28,250,000	$—	$—
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V1, 06/20/31	Put	BARC	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	166,744		$779,150
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	41,686		194,787
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	83,372		389,575
Total Options Purchased (cost $2,918,020)									$1,363,512
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,817	2 Year U.S. Treasury Notes	Sep. 2026	$375,324,063	$289,912
12,265	5 Year U.S. Treasury Notes	Sep. 2026	1,314,942,179	3,913,379
7,822	10 Year U.S. Treasury Notes	Sep. 2026	859,075,633	3,860,551
528	20 Year U.S. Treasury Bonds	Sep. 2026	59,251,500	690,522
				8,754,364
Short Positions:
127	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	14,529,594	(251,624)
1,760	Bloomberg High Yield Credit	Jun. 2026	199,848,000	(1,309,311)
				(1,560,935)
				$7,193,429
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	RBC	GBP	55,758	$74,725,328	$75,088,135	$362,807	$—
Euro,
Expiring 06/02/26	SSB	EUR	86,894	100,735,863	101,371,525	635,662	—
				$175,461,191	$176,459,660	998,469	—

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of May 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/26	HSBC	GBP	55,758	$75,216,871	$75,088,135	$128,736	$—
Expiring 07/02/26	RBC	GBP	55,758	74,720,086	75,084,362	—	(364,276)
Euro,
Expiring 06/02/26	TD	EUR	86,894	101,923,178	101,371,525	551,653	—
Expiring 07/02/26	SSB	EUR	86,894	100,869,332	101,498,852	—	(629,520)
				$352,729,467	$353,042,874	680,389	(993,796)
						$1,678,858	$(993,796)
Credit default swap agreement outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V3	12/20/30	5.000%(Q)	755,046	2.833%	$51,147,723	$70,892,913	$19,745,190
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	463,300	3.018%	22,369,374	43,097,289	20,727,915
					$73,517,097	$113,990,202	$40,473,105
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).